DIRECTORS LOAN (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
DIRECTORS LOAN
Opening balance			$ 966,304
Interest expense	$ 25,205	$ 25,205	75,342	$ 74,342
Amortization of transaction costs	8,232	$ 28,775	33,696	$ 113,458
Cash interest paid			(50,137)
Closing balance	$ 1,025,205		$ 1,025,205